Investments in Joint Ventures (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)		Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Current assets	₪ 44,970		₪ 483,456				$ 11,999
Trading properties-non current			492,619		₪ 1,310,549
Carrying amount of interest in joint venture (50%)	77,048
Other expenses	(4,877)	$ (1,301)	1,596	[1]	(567)	[1]
Total net profit and comprehensive income (100%)	584,368	$ 155,914	₪ 401,681	[1]	₪ 312,068	[1]
EPI [Member]
Disclosure of joint ventures [line items]
Current assets	8,415
Trading properties-non current	199,213
Other current liabilities	(53,532)
Net assets (100%)	154,096
Carrying amount of interest in joint venture (50%)	77,048
Reverse of write-downs	13,831
Other expenses	(1,110)
Total net profit and comprehensive income (100%)	12,721
Total results from investee (50%)	₪ 6,361

[1]	Reclassified (discontinued operations). Refer to Note 19.